As filed with the Securities and Exchange Commission on October 28, 2020
Commission File Nos. 333-217500
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 753	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Executive Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on November 2, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated November 2, 2020
To The Prospectus Dated April 27, 2020 For

PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective November 2, 2020, your prospectus is revised to accommodate changes to the way Bonus percentage options, Guaranteed Withdrawal Balance Adjustment percentages, and Guaranteed Annual Withdrawal Amount percentages are disclosed for certain optional living and death benefits. Starting on the effective date of this supplement, these values will be disclosed in Rate Sheet Prospectus Supplements, and will be removed from the body of the prospectus. Your prospectus is revised as follows:

GENERAL REVISIONS RELATED TO THE UTILIZATION OF RATE SHEET PROSPECTUS SUPPLEMENTS.

➢    On the cover page of the prospectus, immediately after the second paragraph, the following paragraph is inserted:

This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current Bonus percentages, Guaranteed Withdrawal Balance Adjustment percentages, and Guaranteed Annual Withdrawal Amount percentages for certain add-on living and death benefits. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com.

➢    In the Table of Contents of the prospectus, new line-items for newly added appendices are added as follows:

APPENDIX F (Historical GAWA Percentages)	F-1
APPENDIX G (Historical GWB Adjustment Percentages)	G-1
APPENDIX H (Historical GMWB Bonus Percentages)	H-1

➢    In the section titled “Glossary” on page 1 of the prospectus, a new definition for Rate Sheet Prospectus Supplement is added as follows:

Rate Sheet Prospectus Supplement - a supplement to the prospectus that lists certain values currently applicable to new purchases of add-on benefits.

REVISIONS RELATED TO THE UTILIZATION OF RATE SHEET PROSPECTUS SUPPLEMENTS FOR DISCLOSURE OF GMWB BONUS PERCENTAGES.

➢    In the table titled “Periodic Expenses”, appearing under “FEES AND EXPENSES TABLES” on page 5 of the prospectus, the line items for the following add-on benefits are deleted and replaced with the following:

	Maximum Annual Charge	Current Annual Charge
For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“LifeGuard Freedom Flex® GMWB”) with the Income Stream Max GAWA% Table, Bonus III, and Annual Step-Up [14]	3.00%	1.65%
Joint For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“LifeGuard Freedom Flex® With Joint Option GMWB”) with the Income Stream Max GAWA% Table, Bonus III, and Annual Step-Up [15]	3.00%	1.75%

➢    In the sections titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.” and “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.” appearing under “CONTRACT CHARGES” on pages 41 and 43, respectively, of the prospectus, all references to the 4% Bonus are replaced with references to “Bonus I,” all references to the 5% Bonus are replaced with references to “Bonus II,” and all references to the 6% Bonus are replaced with references to “Bonus III.”

➢    In the subsection titled “LifeGuard Freedom Flex DB Charge.” appearing under the section titled “Death Benefit Charges.” on page 48 of the prospectus, the first paragraph is deleted and replaced with the following:

LifeGuard Freedom Flex DB Charge. If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB with the Bonus II option, you will pay two separate charges for the combined benefit. The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB. The charge for this death benefit begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Death Benefit. The percentage varies depending on which Guaranteed Annual Withdrawal Amount Percentage (“GAWA%”) table you elect (see table below). At the time you purchased your Contract, different Bonus option requirements may have been in place for election of the LifeGuard Freedom Flex DB. Please see “Appendix H (Historical GMWB Bonus Percentages)” for more information.

➢    In the subsections titled “Bonus” appearing under both the section titled “For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”).” and the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”).” on pages 73 and 86, respectively, of the prospectus, the following revisions are made:

1.    all references to the “5% Bonus” generally, and references to “5% of the Bonus Base” are deleted and replaced with references to “a percentage,”; and

2.    In the first paragraph of the subsection, the following language is inserted immediately after the second sentence:

The current bonus percentage is disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical bonus percentages, please see “Appendix H (Historical GMWB Bonus Percentages).”

➢    In the section titled “Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).” on page 87 of the prospectus, the following changes are made:

1.    In the third paragraph, the first bullet point is deleted and replaced with the following:

•a range of bonus percentage amounts (Current bonus percentage amounts are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical bonus percentages, please see “Appendix H (Historical GMWB Bonus Percentages).”),

2.    In the "Available Option Combinations" tables for the LifeGuard Freedom Flex and LifeGuard Freedom Flex with Joint Option GMWBs, all references to the 4% Bonus are replaced with references to "Bonus I," all references to the 5% Bonus are replaced with references to "Bonus II," and all references to the 6% Bonus are replaced with references to "Bonus III."

3.    The footnote regarding the availability of the LifeGuard Freedom Flex Death Benefit, immediately following the “Available Option Combinations” tables, is deleted and replaced with the following:

*This Guaranteed Death Benefit is only available in conjunction with the purchase of the Bonus II option within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB with Bonus II Option”). At the time you purchased your Contract, different Bonus option requirements may have been in place for election of the LifeGuard Freedom Flex DB. Please see “Appendix H (Historical GMWB Bonus Percentages)” for more information.
➢    In the subsections titled “Step-up” appearing under both the section titled “LifeGuard Freedom Flex GMWB” and the section titled “LifeGuard Freedom Flex With Joint Option GMWB” on pages 94 and 104, respectively, of the prospectus, in the first paragraph, all references to specific Bonus percentages are deleted, and the following new sentence is inserted at the end of the paragraph:

For more information about available Bonus options, please see “Bonus” below.

➢    In the subsection titled “Owner’s Death” appearing under the section titled “LifeGuard Freedom Flex GMWB” on page 95 of the prospectus, the second paragraph is deleted and replaced with the following:

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 139, for the death benefit that differs from the Contract’s death benefit and is available only at issue and in combination with the selection of the Bonus II option. At the time you purchased your Contract, different Bonus option requirements may have been in place for election of the LifeGuard Freedom Flex DB. Please see “Appendix H (Historical GMWB Bonus Percentages)” for more information.

➢    In the subsections titled “Bonus” appearing under both the section titled “LifeGuard Freedom Flex GMWB” and the section titled “LifeGuard Freedom Flex With Joint Option GMWB” on pages 97 and 108, respectively, of the prospectus, the following revisions are made:

1.    All references to specific Bonus percentages are deleted and replaced with references to “a percentage,”;

2.    References to “4, 5 or 6% of the Bonus Base” are replaced by “a percentage of the Bonus Base, determined by your Bonus option election”; and

3.    In the first paragraph of the subsection, the following language is inserted immediately after the second sentence:

The current Bonus percentage options are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical Bonus percentage options, please see “Appendix H (Historical GMWB Bonus Percentages).”

➢    In the section titled “Optional Death Benefits.” on page 134 of the prospectus, the first paragraph is deleted and replaced with the following:

Optional Death Benefits. Several optional death benefits are available, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract’s basic death benefit before selecting an optional death benefit. The Roll-up GMDB, the Highest Quarterly Anniversary Value GMDB, and the Combination Roll-up and Highest Quarterly Anniversary Value GMDB are available if you are 79 years of age or younger on the Contract’s Issue Date. The Return of Premium GMDB is available if you are 85 years of age or younger on the Contract’s Issue Date. The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB with the Bonus II option and only if the Designated Life is 35 to 75 (72 for endorsements issued before February 11, 2019) years of age on the date the endorsement is added to the Contract. At the time you purchased your Contract, different Bonus option requirements may have been in place for election of the LifeGuard Freedom Flex DB. Please see “Appendix H (Historical GMWB Bonus Percentages)” for more information. The LifeGuard Freedom Accelerator DB is only available in conjunction with the purchase of the LifeGuard Freedom Accelerator GMWB and only if the Designated Life is 45 to 75 years of age on the date the endorsement is added to the Contract. The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

➢    In the subsection titled “LifeGuard Freedom Flex DB” appearing under the section titled “Optional Death Benefits.” on page 139 of the prospectus, the following revisions are made:

1.    All references to specific Bonus percentage requirements for election of the LifeGuard Freedom Flex Death Benefit, both current and historical, are deleted and replaced with references to “Bonus II”; and

2.    In the second paragraph, the fifth sentence is deleted and replaced with the following:

Please refer to the current Rate Sheet Prospectus Supplement at www.jackson.com, contact your financial professional, or contact us at our Service Center, for information regarding the current availability of the GAWA% tables.

➢    A new Appendix is added to the prospectus, as follows:

APPENDIX H

HISTORICAL GMWB BONUS PERCENTAGES

I.    LifeGuard Freedom Net GMWB

For GMWBs issued between September 25, 2017 and August 9, 2020, the GMWB Bonus percentage is 6%.

II.    LifeGuard Freedom Net With Joint Option GMWB

For GMWBs issued between September 25, 2017 and August 9, 2020, the GMWB Bonus percentage is 6%.

III.    LifeGuard Freedom Flex GMWB

For GMWBs issued between September 25, 2017 and August 9, 2020, the GWB Bonus percentage options are 5, 6, and 7%.

IV.    LifeGuard Freedom Flex With Joint Option GMWB

For GMWBs issued between September 25, 2017 and August 9, 2020, the GWB Bonus percentage options are 5, 6, and 7%.

V.    LifeGuard Freedom Flex DB

For GMWBs issued between September 25, 2017 and August 9, 2020 the Bonus option requirement for election of the LifeGuard Freedom Flex DB was 6%.

REVISIONS RELATED TO THE UTILIZATION OF RATE SHEET PROSPECTUS SUPPLEMENTS FOR DISCLOSURE OF GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PERCENTAGES.

➢    In the subsections titled “Guaranteed Withdrawal Balance Adjustment.” appearing under both the section titled “For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”).” and the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”).” on pages 69 and 81, respectively, of the prospectus, in the third paragraph, the first and second bullet points under the header “The GWB adjustment is determined as follows:” are deleted and replaced with the following:

•On the effective date of this endorsement, the GWB adjustment is equal to a percentage of the GWB, subject to a maximum of $10 million ($5 million for endorsements issued before June 24, 2019). The current GWB adjustment percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical GWB adjustment percentages, please see “Appendix G (Historical GWB Adjustment Percentages).”

•With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the GWB adjustment percentage of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $10 million ($5 million for endorsements issued before June 24, 2019). (See Example 3 in Appendix C under section “II. LifeGuard Freedom Net”.)

➢    In the subsections titled “Guaranteed Withdrawal Balance Adjustment.” appearing under both the section titled “LifeGuard Freedom Flex GMWB” and the section titled “LifeGuard Freedom Flex With Joint Option GMWB” on pages 93 and 103, respectively, of the prospectus, in the third paragraph, the first bullet point under the header “The GWB adjustment is determined as follows:” is deleted and replaced with the following:

•On the effective date of this endorsement, the GWB adjustment is equal to a percentage of the GWB, subject to a maximum of $10 million ($5 million for endorsements issued before June 24, 2019). The GWB adjustment percentage varies depending on which Bonus option is elected. Current GWB adjustment percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical GWB adjustment percentages, please see “Appendix G

(Historical GWB Adjustment Percentages).” For more information about the available Bonus options, please see “Bonus” below.

➢    A new Appendix is added to the prospectus, as follows:

APPENDIX G

HISTORICAL GWB ADJUSTMENT PERCENTAGES

I.    LifeGuard Freedom Net GMWB

For GMWBs issued between September 25, 2017 and August 9, 2020, the GWB Adjustment percentage is 200%.

II.    LifeGuard Freedom Net With Joint Option GMWB

For GMWBs issued between September 25, 2017 and August 9, 2020, the GWB Adjustment percentage is 200%.

III.    LifeGuard Freedom Flex GMWB

For GMWBs issued between September 25, 2017 and August 9, 2020, the GWB Adjustment percentage is 200%.

IV.    LifeGuard Freedom Flex With Joint Option GMWB

For GMWBs issued between September 25, 2017 and August 9, 2020, the GWB Adjustment percentage is 200%.

REVISION RELATED TO THE UTILIZATION OF RATE SHEET PROSPECTUS SUPPLEMENTS FOR DISCLOSURE OF GUARANTEED ANNUAL WITHDRAWAL AMOUNT PERCENTAGES.

➢    In the subsections titled “Withdrawals.” appearing under both the section titled “For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”).” and the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”).” on pages 64 and 76, respectively, of the prospectus, the first five paragraphs are deleted and replaced with the following:
Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and selected Income Stream Level, and is determined based on the Designated Life’s attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are two different Income Stream Levels available, each of which provide different sets of GAWA percentages with different associated charges. The applicable GAWA percentages are disclosed in GAWA% tables, listed from the table offering the highest GAWA percentages for each age group (Income Stream Max GAWA% Table) to the table offering the lowest GAWA percentages for each age group (Income Stream Value GAWA% Table). The current GAWA% Tables are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your financial professional, or contact us at our Service Center, for information regarding the current availability of the GAWA% tables.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. The current GAWA percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com. Please see “Appendix F (Historical GAWA Percentages)” to view historical GAWA percentages. If we change the GAWA percentages, we will follow these procedures:

•When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a Rate Sheet Prospectus Supplement to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 149).

•If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a Rate Sheet Prospectus Supplement. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.

In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the Rate Sheet Prospectus Supplement that was applicable at the time you purchased your Contract. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus supplement, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

➢    In the subsections titled “Withdrawals.” appearing under both the section titled “LifeGuard Freedom Flex GMWB” and the section titled “LifeGuard Freedom Flex With Joint Option GMWB” on pages 90 and 101, respectively, of the prospectus, the first five paragraphs of the subsections are deleted and replaced with the following:

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and selected Income Stream Level, and is determined based on the Designated Life’s attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are two different Income Stream Levels available, each of which provide different sets of GAWA percentages with different associated charges. The applicable GAWA percentages are disclosed in GAWA% tables, listed from the table offering the highest GAWA percentages for each age group (Income Stream Max GAWA% Table) to the table offering the lowest GAWA percentages for each age group (Income Stream Value GAWA% Table). The current GAWA% Tables are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your financial professional, or contact us at our Service Center, for information regarding the current availability of the GAWA% tables.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. The current GAWA percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com. Please see “Appendix F (Historical GAWA Percentages)” to view historical GAWA percentages. If we change the GAWA percentages, we will follow these procedures:

•When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a Rate Sheet Prospectus Supplement to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 149).

•If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a Rate Sheet Prospectus Supplement. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.

In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the Rate Sheet Prospectus Supplement that was applicable at the time you purchased your Contract. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus supplement, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

➢    A new Appendix is added to the prospectus, as follows:

APPENDIX F

HISTORICAL GAWA PERCENTAGES

I.    LifeGuard Freedom Net GMWB

No historical GAWA percentages are available at this time for the LifeGuard Freedom Net GMWB.

II.    LifeGuard Freedom Net With Joint Option GMWB

No historical GAWA percentages are available at this time for the LifeGuard Freedom Net with Joint Option GMWB.

III.    LifeGuard Freedom Flex GMWB

No historical GAWA percentages are available at this time for the LifeGuard Freedom Flex GMWB.

IV.    LifeGuard Freedom Flex With Joint Option GMWB

No historical GAWA percentages are available at this time for the LifeGuard Freedom Flex with Joint Option GMWB.
_________________________________
To be used with JMV18691 04/20

JPV100110 11/20

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2019
Statements of Operations for the period ended December 31, 2019
Statements of Changes in Net Assets for the periods ended December 31, 2019 and 2018
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2019 and 2018
Consolidated Income Statements for the years ended December 31, 2019, 2018, and 2017
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2019, 2018, and 2017
Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018, and 2017
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit No.	Description

1.
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

c.
Specimen of Fee-Based Product Addendum to the Selling Agreement (SAA0001 09/16), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 24, 2016 (File Nos. 333-210504 and 811-08664).

d.
Form of Trust Distribution Services Addendum to Amended and Restated General Distributor Agreement, incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 29, 2017 (File Nos. 333-217501 and 811-08664).

e.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Contract (VA790), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

b.
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

c.
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

d.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

e.	Specimen of Retirement Plan Endorsement (7246), incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f.	Specimen of Charitable Remainder Trust Endorsement (7487), incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g.
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

h.
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

i.
Form of Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7733), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

j.	Form of Roll Up Guaranteed Minimum Death Benefit (ICC17 7734), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

k.
Form of Combination Roll Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7735), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

l.	Form of Guaranteed Minimum Withdrawal Benefit (ICC17 7737), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

m.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Ups (ICC17 7738), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

n.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Ups (ICC17 7739), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

o.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Death Benefit (ICC17 7740), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

p.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Earnings-Sensitive Withdrawal Amount (ICC17 7741), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

q.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Earnings-Sensitive Withdrawal Amount (ICC17 7742), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

r.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Contract (VA790), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

s.
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

t.
Form of Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7733), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

u.
Form of Roll Up Guaranteed Minimum Death Benefit (ICC17 7734), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

v.
Form of Combination Roll Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7735), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

w.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Death Benefit (ICC17 7740), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

x.
Form of Individual Retirement Annuity Endorsement (ICC18 7715), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

y.
Form of Roth Individual Retirement Annuity Endorsement (ICC18 7716), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

z.
Form of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (AutoGuard 5) (ICC18 7748), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

aa.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (LifeGuard Freedom Accelerator) (ICC18 7754), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

bb.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (LifeGuard Freedom Accelerator with Joint Option) (ICC18 7755), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

cc.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits, Annual Step-Up and Death Benefit (LifeGuard Freedom Accelerator DB) (ICC18 7756), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

dd.
Form of Earnings Protection Guaranteed Minimum Death Benefit (ICC18 7759), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

ee.
Form of Endorsement revising Market Value Adjustment language (ICC17 7747), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

ff.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7765), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

gg.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7766), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

hh.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7767), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

ii.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7768), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

jj.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up, and Death Benefit (ICC19 7769), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

kk.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Death Benefit (ICC19 7770), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

ll.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7771), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

mm.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7772), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

nn.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7773), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

oo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7774), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

pp.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7765), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

qq.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7766), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

rr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7767), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

ss.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7768), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

tt.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7771), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

uu.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7772), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

vv.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7773), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

ww.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7774), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

5.

a.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 09/17), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

b.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 09/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

c.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 08/18), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on August 7, 2018 (File Nos. 333-217500 and 811-08664).

d.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 06/19), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on June 18, 2019 (File Nos. 333-217500 and 811-08664).

e.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 04/20), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 21, 2020 (File Nos. 333-217500 and 811-08664).

f.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 08/20), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10, filed on August 4, 2020 (File Nos. 333-217500 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.	Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning 1 Corporate Way Lansing, MI 48951	Chairman & Director

Morten N. Friis 1 Corporate Way Lansing, MI 48951	Director

Edward R. Morrissey 1 Corporate Way Lansing, MI 48951	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President & Director

Axel André 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer & Director

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Executive Vice President, General Counsel & Secretary

Aimee R. DeCamillo 300 Innovation Drive Franklin, TN 37067	Chief Commercial Officer

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Chief Risk Officer & Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Operating Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Executive Vice President, Corporate Development & Director

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Treasurer & Controller

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Group Chief Information Security Officer & Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President, Deputy General Counsel

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Audit Executive

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Elizabeth Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Vice President, Deputy General Counsel

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Courtney A. Hoffman 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Dr. Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 7, filed on October 28, 2020 (File Nos. 333-228801 and 811-08664).

Item 27. Number of Contract Owners as of September 30, 2020

Perspective Advisory II Contracts:

Qualified - 2,154
Non-Qualified - 2,421

Item 28. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity

Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Aimee DeCamillo 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Bryan Wilhelm 300 Innovation Drive Franklin, TN 37067	Executive Vice President

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Compliance Officer

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Carroll 1 Corporate Way Lansing, MI 48951	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

    Not Applicable.

Item 32. Undertakings and Representations

a)Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the

American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 28th day of October, 2020.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	October 28, 2020
Michael I. Falcon, President and Director

*	October 28, 2020
Axel André, Executive Vice President, Chief Financial Officer and Director

*	October 28, 2020
Bradley O. Harris, Executive Vice President, Chief Risk Officer and Director

*	October 28, 2020
Kenneth H. Stewart, Executive Vice President, Corporate Development and Director

*	October 28, 2020
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	October 28, 2020
Morten N. Friis, Director

*	October 28, 2020
Dennis J. Manning, Chairman and Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael I. Falcon, Axel André, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, and 333-235567), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 24th day of February, 2020.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President and Director

/s/ AXEL ANDRÉ
Axel André, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ KENNETH H. STEWART
Kenneth H. Stewart, Senior Vice President and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ EDWARD R. MORRISSEY
Edward R. Morrissey, Director

EXHIBIT LIST

Exhibit No.	Description
9.	Opinion and Consent of Counsel.
10.	Consent of Independent Registered Public Accounting Firm.